Income Taxes - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax Contingency [Line Items]
Effective income tax rate	3.27%	3.27%	(0.66%)	(0.49%)
Cash paid for income taxes, net of refunds	$ 233		$ 185	$ 152
Operating loss carryforwards	$ 248,100
Hong Kong
Income Tax Contingency [Line Items]
Effective income tax rate for first HK$2 million	8.25%	8.25%
Effective income tax rate for remaining income	16.50%	16.50%
Limit for reduced income tax rate		$ 2
Domestic Tax Authority | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 14,000
State and Local Jurisdiction | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 23,100